Initial Public Offering (Details) - Schedule of the ordinary share condensed consolidated balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of the Ordinary Share Reflected on the Balance Sheet are Reconciled [Abstract]
Gross proceeds from IPO		$ 345,000,000	$ 345,000,000
Less:
Proceeds allocated to Public Warrants		(10,350,000)	(10,350,000)
Ordinary share issuance costs	$ (237,372,952)	(18,600,644)	(18,600,644)
Redemptions	(237,372,952)
Plus:
Accretion of carrying value to redemption value		33,877,957	28,950,644
Contingently redeemable ordinary share	116,571,577	349,927,313	$ 345,000,000
Plus:
Accretion of carrying value to redemption value	$ 4,017,216	$ 4,927,313